Equity accounted investment - continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Net investment beginning	$ 2,270	$ 1,487
Net income/(loss) from equity accounted investments	259	53	$ 164
Acqusitions and increase in paid in capital	475	995
Dividends and other distributions	(230)	(141)
Other comprehensive income / (loss)	(58)	21
Divestments, derecognition and decrease in paid in capital	(31)	(147)
Net investment ending	2,686	2,270	1,487
Equity accounted investments	2,686	2,262	$ 1,442
Other equity accounted investments [Member]
Disclosure of associates [line items]
Net investment ending	750
Other long-term receivable in equity accounted investments	0	$ 8
Several investments [Member] | Maximum [member]
Disclosure of associates [line items]
Equity accounted investments	$ 750